Capital Management (Details) - Schedule of Group’s Capital Management - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Group’s Capital Management [Abstract]
Interest-bearing loans and borrowings (Note 23)	¥ 65,226	¥ 69,045
Lease liabilities (Note 24)	4,193	8,773
Trade payables (Note 21)	34,818	35,012
Other payables and accruals (Note 25)	87,859	50,163
Amount due to related parties (Note 26)	531	488
Amount due to shareholders (Note 26)	12,566	325
Cash and cash equivalents (Note 19)	(7,574)	(5,425)
Net debt	197,619	158,381
Equity attributable to equity holders of the parent	21,744	58,460
Total equity attributable to equity holders of the parent and net debt	¥ 219,363	¥ 216,841
Gearing ratio	90.00%	73.00%